COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Cadia Portfolio	Dec. 31, 2011 Texas Regional Medical Center at Sunnyvale
Concentration Risk
Schedule of Major Customer Summarized Financial Information
The summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Three Months Ended	Six Months Ended
	June 30, 2012
	(unaudited) (in thousands)
Statements of Operations
Revenues	$14,841	$29,800
Operating expenses	14,104	28,491
Net income	718	1,272

	As of June 30, 2012 (unaudited) (in thousands)
Balance Sheets
Cash and cash equivalents	$5,633
Total current assets	10,027
Total current liabilities	7,243
Total debt	—

he summary financial information presented below has been provided by the Cadia Tenants and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,146	$12,760	$18,356	$14,415	$58,677
Operating expenses	10,801	11,335	16,018	11,906	50,060
Net income	1,570	977	786	1,351	4,684

	Year Ended December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Statements of Operations:
Revenues	$13,921	$13,028	$19,654	$14,708	$61,311
Operating expenses	12,117	11,777	16,813	12,822	53,529
Net income	1,237	938	2,549	1,129	5,853

	As of December 30, 2010 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,577	$1,529	$1,653	$1,321	$6,080
Total current assets	2,731	2,240	3,466	2,786	11,223
Total current liabilities	1,122	893	2,166	1,724	5,905
Total debt	9,999	6,064	13,887	13,010	42,960

	As of December 31, 2011 (unaudited) (in thousands)
	Broadmeadow Investment LLC	Capitol Nursing & Rehabilitation Center, L.L.C	Pike Creek Healthcare Services LLC	Peninsula Healthcare Services, LLC	Combined Tenants
Balance Sheets:
Cash and cash equivalents	$1,486	$3,862	$1,653	$1,502	$8,503
Total current assets	2,221	4,184	3,272	2,686	12,363
Total current liabilities	588	1,968	833	1,611	5,000
Total debt	—	—	—	—	—

The summary financial information presented below has been provided by the TRMC Tenant and has not been independently verified by the Company. The Company has no reason to believe that such information is inaccurate in any material respect.

	Year Ended December 31, 2011	Year Ended December 31, 2010
	(in thousands)
Statements of Operations:
Revenues	$74,202	$72,101
Operating expenses	58,999	58,851
Net income	1,402	377

	As of	As of
	December 31, 2011	December 31, 2010
	(in thousands)
Balance Sheets:
Cash and cash equivalents	$642	$833
Total current assets	19,083	15,604
Total current liabilities	18,080	18,348
Total debt (includes capital lease obligations of $52,393 and $54,166 as of December 31, 2011 and 2010, respectively)	69,541	70,669